ISSUED CAPITAL AND RESERVES - Issued Share Capital (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 08, 2025	Jun. 13, 2025	Mar. 07, 2025
Disclosure of reserves within equity [abstract]
Par value per share (in dollars per share)	$ 0.01			$ 0.01	$ 0.01	$ 0.01
Authorized common shares (in shares)				265,430,000	200,000,000	2,000,000,000
Weighted-average shares basic, recasted (in shares)	216,117,656	206,942,440	206,942,440
Weighted-average shares diluted, recasted (in shares)	216,117,656	206,942,440	206,942,440